Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 774,000
Previously Paid Amount	0.00
Total Fee Amount	118.50
Total Offset Amount	0.00
Net Fee	118.50
Narrative - Max Aggregate Offering Price	$ 774,000
Final Prospectus	true